Biological Assets (Details) - Schedule of Quantitative Data about Cattle Raising Activity - Heads of cattle [Member] - BRL (R$) R$ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Schedule of Quantitative Data about Cattle Raising Activity [Line Items]
Total number of cattle	R$ 17,624	R$ 22,705
Consumable Cattle [Member]
Schedule of Quantitative Data about Cattle Raising Activity [Line Items]
Total number of cattle	2,542	5,101
Production Cattle [Member]
Schedule of Quantitative Data about Cattle Raising Activity [Line Items]
Total number of cattle	R$ 15,082	R$ 17,604